United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4018

(Investment Company Act File Number)

Federated High Yield Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 02/28/2014

Date of Reporting Period: Quarter ended 05/31/2013

Item 1. Schedule of Investments

Federated High Yield Trust
Portfolio of Investments
May 31, 2013 (unaudited)
Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		Corporate Bonds—81.4%
		Aerospace/Defense—0.6%
$375,000	[1]	Altegrity, Inc., Company Guarantee, Series 144A, 11.75%, 5/1/2016	$298,125
750,000		B/E Aerospace, Inc., Sr. Unsecd. Note, 5.25%, 4/1/2022	787,500
1,275,000	[1,2]	TransDigm, Inc., Series 144A, 5.50%, 10/15/2020	1,326,000
		TOTAL	2,411,625
		Automotive—4.1%
425,000	[1,2]	Affinia Group, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 5/1/2021	444,125
475,000	[1,2]	Allison Transmission, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 5/15/2019	513,000
600,000		American Axle & Manufacturing Holdings, Inc., 6.25%, 3/15/2021	627,750
900,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 6.625%, 10/15/2022	973,125
475,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 7.75%, 11/15/2019	543,875
900,000		Chrysler Group LLC, Note, Series WI, 8.25%, 6/15/2021	1,021,500
350,000		Cooper-Standard Automotive, Inc., Company Guarantee, 8.50%, 5/1/2018	382,813
400,000		Delphi Corp., 5.00%, 2/15/2023	426,500
800,000	[3]	Exide Technologies, Sr. Secd. Note, 8.625%, 2/1/2018	524,000
650,000	[1,2]	IDQ Holdings, Inc., Sr. Secd. Note, Series 144A, 11.50%, 4/1/2017	728,812
1,125,000	[1,2]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	1,117,969
250,000	[1,2]	Jaguar Land Rover PLC, Series 144A, 5.625%, 2/1/2023	256,875
1,175,000	[1,2]	Jaguar Land Rover PLC, Sr. Unsecd. Note, Series 144A, 8.125%, 5/15/2021	1,330,687
400,000	[1,2]	Lear Corp., Sr. Unsecd. Note, Series 144A, 4.75%, 1/15/2023	396,000
900,000	[1,2]	Pittsburgh Glass Works, LLC, Sr. Secd. Note, Series 144A, 8.50%, 4/15/2016	931,500
525,000	[1,2]	Schaeffler AG, 4.75%, 5/15/2021	518,437
375,000	[1,2]	Schaeffler AG, Series 144A, 7.75%, 2/15/2017	423,750
1,125,000	[1,2]	Schaeffler AG, Series 144A, 8.50%, 2/15/2019	1,271,250
475,000	[1,2]	Stoneridge, Inc., Sr. Secd. Note, Series 144A, 9.50%, 10/15/2017	515,969
375,000		Tenneco Automotive, Inc., Company Guarantee, 6.875%, 12/15/2020	410,625
375,000		Tenneco Automotive, Inc., Company Guarantee, 7.75%, 8/15/2018	407,813
516,000		Tomkins LLC/Tomkins, Inc., Term Loan—2nd Lien, 9.00%, 10/1/2018	572,760
71,000	[1,2]	Tower Automotive, Inc., Sr. Secd. Note, Series 144A, 10.625%, 9/1/2017	79,165
1,625,000		United Components, Inc., Company Guarantee, Series WI, 8.625%, 2/15/2019	1,690,000
		TOTAL	16,108,300
		Building Materials—3.1%
125,000	[1,2]	American Builders & Contractors Supply Co., Inc., Series 144A, 5.625%, 4/15/2021	126,875
625,000		Anixter International, Inc., 5.625%, 5/1/2019	667,187
300,000	[1,2]	Building Materials Corp. of America, Bond, Series 144A, 6.75%, 5/1/2021	325,500
250,000	[1,2]	Building Materials Corp. of America, Sr. Note, Series 144A, 7.50%, 3/15/2020	270,000
75,000		HD Supply, Inc., Sr. Sub., 10.50%, 1/15/2021	78,094
500,000		Interline Brands, Inc., Company Guarantee, 7.50%, 11/15/2018	537,500
1,050,000		Interline Brands, Inc., Sr. Unsecd. Note, 10.00%, 11/15/2018	1,162,875
800,000	[1,2]	Masonite International Corp., Sr. Note, Series 144A, 8.25%, 4/15/2021	892,000
1,150,000		Norcraft Cos. LP, Sr. Secd. Note, Series WI, 10.50%, 12/15/2015	1,203,187
575,000	[1,2]	Nortek, Inc., Sr. Note, Series 144A, 8.50%, 4/15/2021	626,750
225,000		Nortek, Inc., Sr. Unsecd. Note, Series WI, 10.00%, 12/1/2018	250,875
1,025,000		Nortek, Inc., Sr. Unsecd. Note, Series WI, 8.50%, 4/15/2021	1,127,500

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		Corporate Bonds—continued
		Building Materials—continued
$175,000		Ply Gem Industries, Inc., Series WI, 9.375%, 4/15/2017	$191,625
1,125,000		Ply Gem Industries, Inc., Sr. Secd. Note, Series WI, 8.25%, 2/15/2018	1,213,594
425,000	[1,2]	RSI Home Products, Inc., Series 144A, 6.875%, 3/1/2018	443,063
650,000	[1,2]	Rexel, Inc., Series 144A, 6.125%, 12/15/2019	689,000
1,550,000	[1,2]	Rexel, Inc., Sr. Note, Series 144A, 5.25%, 6/15/2020	1,588,750
725,000	[1,2]	Roofing Supply Group, Series 144A, 10.00%, 6/1/2020	810,187
		TOTAL	12,204,562
		Chemicals—2.0%
225,000	[1,2]	Ashland, Inc., Series 144A, 3.875%, 4/15/2018	232,031
175,000	[1,2]	Ashland, Inc., Series 144A, 4.75%, 8/15/2022	179,156
1,425,000	[1,2]	Dupont Performance Coatings, Series 144A, 7.375%, 5/1/2021	1,508,719
125,000	[1,2]	Georgia Gulf Corp., 4.875%, 5/15/2023	126,094
175,000	[1,2]	Georgia Gulf Corp., Series 144A, 4.625%, 2/15/2021	176,969
450,000	[1,2]	Hexion U.S. Finance Corp., Series 144A, 6.625%, 4/15/2020	470,250
1,125,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	1,179,844
525,000		Hexion U.S. Finance Corp., Sr. Secd. Note, Series WI, 9.00%, 11/15/2020	536,812
725,000		Huntsman International LLC, Sr. Unsecd. Note, 4.875%, 11/15/2020	734,969
325,000		Koppers Holdings, Inc., Company Guarantee, Series WI, 7.875%, 12/1/2019	358,312
600,000		Momentive Performance Materials, Inc., Series WI, 10.00%, 10/15/2020	649,500
575,000		Omnova Solutions, Inc., Company Guarantee, 7.875%, 11/1/2018	618,125
541,000	[1,2]	Oxea Finance, Sr. Secd. Note, Series 144A, 9.50%, 7/15/2017	584,280
350,000	[1,2]	Rentech Nitrogen Partners LP, Sr. Secd. 2nd Priority Note, 6.50%, 4/15/2021	355,687
300,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	368,472
		TOTAL	8,079,220
		Construction Machinery—0.4%
250,000		RSC Equipment Rental, Inc., Company Guarantee, Series WI, 8.25%, 2/1/2021	278,125
1,175,000		United Rentals, Inc., Sr. Sub. Note, 8.375%, 9/15/2020	1,286,625
		TOTAL	1,564,750
		Consumer Products—2.9%
1,650,000	[1,2]	AOT Bedding Super Holdings LLC, Series 144A, 8.125%, 10/1/2020	1,753,125
300,000	[1,2]	Apex Tool Group, Sr. Unsecd. Note, Series 144A, 7.00%, 2/1/2021	318,750
450,000	[1,2]	First Quality Finance Co., Inc., 4.625%, 5/15/2021	441,000
825,000	[1,2]	Freedom Group, Inc., Series 144A, 7.875%, 5/1/2020	893,062
1,080,000		Libbey Glass, Inc., Series WI, 6.875%, 5/15/2020	1,174,500
725,000		Prestige Brands Holdings, Inc., Company Guarantee, 8.25%, 4/1/2018	786,625
425,000		Scotts Miracle-Gro Co., Sr. Unsecd. Note, Series WI, 6.625%, 12/15/2020	464,312
1,575,000		ServiceMaster Co., 7.00%, 8/15/2020	1,569,094
275,000		ServiceMaster Co., Sr. Unsecd. Note, 7.10%, 3/1/2018	269,500
125,000		ServiceMaster Co., Sr. Unsecd. Note, 7.45%, 8/15/2027	110,625
625,000		ServiceMaster Co., Sr. Unsecd. Note, 8.00%, 2/15/2020	646,094
200,000	[1,2]	Spectrum Brands Holdings, Inc., Sr. Note, Series 144A, 6.375%, 11/15/2020	215,250
200,000		Spectrum Brands Holdings, Inc., Sr. Secd. Note, 9.50%, 6/15/2018	222,250
850,000		Spectrum Brands, Inc., Sr. Unsecd. Note, 6.75%, 3/15/2020	918,000
200,000	[1,2]	Springs Industries, Inc., Sr. Secd. Note, Series 144A, 6.25%, 6/1/2021	199,500
1,400,000		Visant Corp., Company Guarantee, Series WI, 10.00%, 10/1/2017	1,347,500
275,000	[1,2]	Wolverine World Wide, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 10/15/2020	292,188
		TOTAL	11,621,375

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		Corporate Bonds—continued
		Energy—6.8%
$650,000	[4,5]	ATP Oil & Gas Corp., Sr. Secd. 2nd Priority Note, Series WI, 11.875%, 5/1/2015	$9,750
1,300,000		Antero Resources Corp., 6.00%, 12/1/2020	1,358,500
425,000	[1,2]	Athlon Holdings LP, Sr. Note, Series 144A, 7.375%, 4/15/2021	443,062
275,000		Basic Energy Services, Inc., Company Guarantee, Series WI, 7.75%, 2/15/2019	289,438
250,000		Berry Petroleum Co., Sr. Unsecd. Note, 6.375%, 9/15/2022	260,625
1,025,000		Chaparral Energy, Inc., Company Guarantee, 9.875%, 10/1/2020	1,178,750
400,000		Chesapeake Energy Corp., 5.375%, 6/15/2021	408,000
175,000		Chesapeake Energy Corp., 5.75%, 3/15/2023	182,438
1,350,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 11/15/2020	1,525,500
875,000	[1,2]	Chesapeake Oilfield Services Co., Sr. Note, Series 144A, 6.625%, 11/15/2019	923,125
775,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 6.50%, 6/1/2021	813,750
525,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 7.75%, 5/15/2017	542,062
950,000		Concho Resources, Inc., 5.50%, 4/1/2023	976,125
375,000		Concho Resources, Inc., Sr. Note, 7.00%, 1/15/2021	409,688
450,000	[1,2]	Continental Resources, Inc., Series 144A, 4.50%, 4/15/2023	455,062
200,000		EP Energy/EP Finance, Inc., Series WI, 6.875%, 5/1/2019	217,000
1,150,000		EP Energy/EP Finance, Inc., Series WI, 9.375%, 5/1/2020	1,309,562
425,000	[1,2]	EP Energy/EP Finance, Inc., Sr. PIK Deb., Series 144A, 8.125%, 12/15/2017	455,812
325,000		Energy XXI Gulf Coast, Inc., 7.75%, 6/15/2019	349,375
725,000		Energy XXI Gulf Coast, Inc., 9.25%, 12/15/2017	808,375
750,000		Forbes Energy Services Ltd., Company Guarantee, Series WI, 9.00%, 6/15/2019	738,750
475,000	[1,2]	Forest Oil Corp., Series 144A, 7.50%, 9/15/2020	479,750
900,000		Forest Oil Corp., Sr. Note, 7.25%, 6/15/2019	900,000
175,000		Halcon Resources Corp., Sr. Note, 8.875%, 5/15/2021	178,938
925,000		Halcon Resources Corp., Sr. Unsecd. Note, 9.75%, 7/15/2020	965,469
200,000	[1,2]	Kodiak Oil & Gas Corp., Series 144A, 5.50%, 1/15/2021	207,750
575,000		Linn Energy LLC, Company Guarantee, 7.75%, 2/1/2021	612,375
275,000		Linn Energy LLC, Series WI, 6.50%, 5/15/2019	281,188
550,000		Linn Energy LLC, Sr. Unsecd. Note, 8.625%, 4/15/2020	605,000
375,000		Lone Pine Resources Canada Ltd., Series WI, 10.375%, 2/15/2017	333,750
1,275,000		Newfield Exploration Co., Sr. Unsecd. Note, 5.625%, 7/1/2024	1,345,125
525,000		Northern Oil and Gas, Inc., Sr. Note, 8.00%, 6/1/2020	548,625
1,025,000		Oasis Petroleum, Inc., 6.875%, 1/15/2023	1,122,375
350,000	[1,2]	Ocean Rig Norway AS, Sr. Secd. Note, Series 144A, 6.50%, 10/1/2017	358,750
875,000		PHI, Inc., Company Guarantee, Series WI, 8.625%, 10/15/2018	955,937
375,000		Plains Exploration & Production Co., 6.75%, 2/1/2022	420,937
250,000		Plains Exploration & Production Co., Sr. Note, 6.125%, 6/15/2019	275,625
325,000	[1,2]	Range Resources Corp., Sr. Sub. Note, Series 144A, 5.00%, 3/15/2023	329,875
375,000	[1,2]	SM Energy Co., Sr. Note, Series 144A, 5.00%, 1/15/2024	379,688
400,000		Sandridge Energy, Inc., 7.50%, 3/15/2021	414,000
600,000		Sandridge Energy, Inc., Series WI, 8.125%, 10/15/2022	643,500
225,000		Sesi LLC, Series WI, 7.125%, 12/15/2021	253,688
250,000		Sesi LLC, Sr. Note, Series WI, 6.375%, 5/1/2019	271,250
1,300,000		W&T Offshore, Inc., Sr. Unsecd. Note, Series WI, 8.50%, 6/15/2019	1,420,250
		TOTAL	26,958,594
		Entertainment—0.9%
425,000		Cedar Fair LP, Company Guarantee, 9.125%, 8/1/2018	473,875

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		Corporate Bonds—continued
		Entertainment—continued
$625,000	[1,2]	Cedar Fair LP, Sr. Unsecd. Note, Series 144A, 5.25%, 3/15/2021	$627,344
125,000		Cinemark USA, Inc., 5.125%, 12/15/2022	127,500
375,000		Cinemark USA, Inc., Company Guarantee, 8.625%, 6/15/2019	421,688
700,000		Cinemark USA, Inc., Company Guarantee, Series WI, 7.375%, 6/15/2021	785,750
650,000	[1,4,5,6,7]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	0
250,000		Regal Cinemas, Inc., Company Guarantee, 8.625%, 7/15/2019	278,750
925,000	[1,2]	Six Flags Entertainment Corp., Sr. Note, Series 144A, 5.25%, 1/15/2021	931,937
		TOTAL	3,646,844
		Environmental—0.2%
625,000	[1,2]	ADS Waste Escrow, Sr. Unsecd. Note, Series 144A, 8.25%, 10/1/2020	673,438
		Financial Institutions—4.0%
75,000		Ally Financial, Inc., Company Guarantee, 7.50%, 9/15/2020	87,844
425,000		Ally Financial, Inc., Company Guarantee, 8.00%, 11/1/2031	550,375
475,000		Ally Financial, Inc., Company Guarantee, 8.00%, 3/15/2020	567,625
800,000		Ally Financial, Inc., Company Guarantee, 8.30%, 2/12/2015	882,000
1,275,000		Ally Financial, Inc., Company Guarantee, Series WI, 6.25%, 12/1/2017	1,408,976
850,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.50%, 2/15/2017	913,858
450,000		CIT Group, Inc., 5.00%, 5/15/2017	481,500
1,375,000		CIT Group, Inc., 5.25%, 3/15/2018	1,485,000
175,000		CIT Group, Inc., 5.375%, 5/15/2020	189,438
325,000	[1,2]	CIT Group, Inc., Sr. 2nd Priority Note, Series 144A, 6.625%, 4/1/2018	367,250
550,000		CIT Group, Inc., Sr. Note, 4.25%, 8/15/2017	568,562
175,000	[1,2]	General Motors Financial Company, Inc., Sr. Note, Series 144A, 2.75%, 5/15/2016	175,066
125,000	[1,2]	General Motors Financial Company, Inc., Sr. Note, Series 144A, 3.25%, 5/15/2018	124,219
150,000	[1,2]	General Motors Financial Company, Inc., Sr. Note, Series 144A, 4.25%, 5/15/2023	146,625
775,000		International Lease Finance Corp., 4.625%, 4/15/2021	770,641
1,250,000		International Lease Finance Corp., 5.875%, 8/15/2022	1,334,687
525,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.75%, 5/15/2016	565,458
450,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.25%, 12/15/2020	546,750
1,550,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.75%, 3/15/2017	1,842,562
750,000	[1,2]	Neuberger Berman, Inc., Series 144A, 5.875%, 3/15/2022	802,500
225,000	[1,2]	Neuberger Berman, Inc., Sr. Note, Series 144A, 5.625%, 3/15/2020	239,625
1,775,000	[1,2]	Nuveen Investments, Inc., Sr. Unsecd. Note, Series 144A, 9.50%, 10/15/2020	1,912,562
		TOTAL	15,963,123
		Food & Beverage—5.1%
1,850,000	[1,2]	Aramark Corp., Sr. Unsecd. Note, Series 144A, 5.75%, 3/15/2020	1,924,000
675,000		B&G Foods, Inc., Sr. Note, 4.625%, 6/1/2021	676,688
300,000		Constellation Brands, Inc., 4.25%, 5/1/2023	295,500
925,000		Dean Foods Co., Sr. Note, Series WI, 9.75%, 12/15/2018	1,070,688
2,525,000		Del Monte Foods Co., Sr. Unsecd. Note, 7.625%, 2/15/2019	2,629,156
2,250,000	[1,2]	H.J. Heinz Co., 4.25%, 10/15/2020	2,238,750
1,725,000		Michael Foods, Inc., Company Guarantee, Series WI, 9.75%, 7/15/2018	1,932,000
1,875,000	[1,2]	Michael Foods, Inc., Series 144A, 8.50%, 7/15/2018	1,982,812
1,600,000	[1,2]	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 5/1/2021	1,610,000
450,000	[1,2]	Shearer's Foods, Inc., Sr. Secd. Note, Series 144A, 9.00%, 11/1/2019	508,500
1,050,000		Smithfield Foods, Inc., 6.625%, 8/15/2022	1,197,000
475,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	554,563

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		Corporate Bonds—continued
		Food & Beverage—continued
$3,150,000		U.S. Foodservice, Inc., Sr. Unsecd. Note, 8.50%, 6/30/2019	$3,390,187
		TOTAL	20,009,844
		Gaming—2.5%
825,000	[1,2]	Affinity Gaming LLC, Sr. Unsecd. Note, Series 144A, 9.00%, 5/15/2018	881,719
779,000		American Casino & Entertainment, Sr. Secd. Note, 11.00%, 6/15/2014	781,434
450,000		Ameristar Casinos, Inc., Sr. Unsecd. Note, Series WI, 7.50%, 4/15/2021	492,750
600,000		Caesars Entertainment, Inc., 8.50%, 2/15/2020	573,375
600,000	[1,2]	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	585,000
1,850,000		MGM Mirage, Inc., 7.75%, 3/15/2022	2,118,250
300,000		MGM Mirage, Inc., Sr. Unsecd. Note, 8.625%, 2/1/2019	356,250
450,000	[1,2]	MGM Mirage, Inc., Sr. Unsecd. Note, Series 144A, 6.75%, 10/1/2020	491,625
900,000	[1,2]	Rivers Pittsburgh LP, Sr. Secd. Note, Series 144A, 9.50%, 6/15/2019	994,500
840,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	915,600
925,000	[1,2]	Station Casinos, Inc., Sr. Note, Series 144A, 7.50%, 3/1/2021	973,563
585,000	[1,2]	Sugarhouse HSP Gaming Finance Corp., Sr. Secd. Note, Series 144A, 8.625%, 4/15/2016	623,756
		TOTAL	9,787,822
		Health Care—8.2%
1,150,000	[1,2]	Biomet, Inc., Series 144A, 6.50%, 10/1/2020	1,170,125
1,200,000	[1,2]	Biomet, Inc., Sr. Note, Series 144A, 6.50%, 8/1/2020	1,267,500
1,325,000	[1,2]	CDRT Holding Corporation, Sr. Unsecd. Note, Series 144A, 9.25%, 10/1/2017	1,368,062
1,250,000		DJO Finance LLC, Company Guarantee, Series WI, 7.75%, 4/15/2018	1,300,000
250,000		DJO Finance LLC, Company Guarantee, Series WI, 9.75%, 10/15/2017	263,750
125,000		DJO Finance LLC, Series WI, 8.75%, 3/15/2018	138,750
800,000		DJO Finance LLC, Series WI, 9.875%, 4/15/2018	882,000
725,000		DaVita HealthCare Partners, Inc., 5.75%, 8/15/2022	775,750
475,000	[1,2]	Elan Finance Corporation Ltd., Sr. Note, 6.25%, 6/15/2021	478,563
1,475,000		Emergency Medical Services Corp., Company Guarantee, Series WI, 8.125%, 6/1/2019	1,615,125
800,000		Grifols, Inc., Sr. Note, Series WI, 8.25%, 2/1/2018	875,000
2,075,000		HCA Holdings, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 5/15/2021	2,298,062
375,000		HCA, Inc., 6.25%, 2/15/2021	402,188
500,000		HCA, Inc., Revolver - 1st Lien, 5.875%, 3/15/2022	550,000
625,000		HCA, Inc., Series 1, 5.875%, 5/1/2023	662,500
775,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	809,875
2,450,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	2,860,375
875,000		Hologic, Inc., 6.25%, 8/1/2020	939,531
1,625,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	1,706,250
625,000	[1,2]	Jaguar Holding Co., Series 144A, 9.375%, 10/15/2017	673,437
1,000,000	[1,2]	Jaguar Holding Co., Sr. Note, 9.50%, 12/1/2019	1,146,250
1,550,000	[1,2]	Multiplan, Inc., Company Guarantee, Series 144A, 9.875%, 9/1/2018	1,743,750
575,000		Omnicare, Inc., Sr. Sub., 7.75%, 6/1/2020	639,688
875,000	[1,2]	Tenet Healthcare Corp., Sr. Secd. Note, 4.375%, 10/1/2021	849,844
675,000	[1,2]	Tenet Healthcare Corp., Sr. Secd. Note, Series 144A, 4.50%, 4/1/2021	664,875
875,000		United Surgical Partners International, Inc., Series WI, 9.00%, 4/1/2020	982,187
1,100,000		Universal Hospital Service Holdco, Inc., Series WI, 7.625%, 8/15/2020	1,190,750
1,600,000		VWR Funding, Inc., 7.25%, 9/15/2017	1,712,000
1,375,000		Vanguard Health Holdings II, Company Guarantee, 8.00%, 2/1/2018	1,466,094

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		Corporate Bonds—continued
		Health Care—continued
$825,000	[1,2]	Wolverine Healthcare, Sr. Note, Series 144A, 10.625%, 6/1/2020	$936,375
		TOTAL	32,368,656
		Industrial - Other—3.0%
1,050,000	[1,2]	Belden CDT, Inc., Series 144A, 5.50%, 9/1/2022	1,084,125
700,000	[1,2]	Cleaver-Brooks, Inc., Series 144A, 8.75%, 12/15/2019	763,000
750,000		Dynacast International LLC, Series WI, 9.25%, 7/15/2019	830,625
675,000	[1,2]	General Cable Corp., Sr. Unsecd. Note, Series 144A, 5.75%, 10/1/2022	698,625
1,275,000	[1,2]	Hamilton Sundstrand Corp., Series 144A, 7.75%, 12/15/2020	1,329,187
275,000	[1,2]	Hillman Group, Inc., Series 144A, 10.875%, 6/1/2018	305,250
700,000	[1,2]	J.B. Poindexter, Inc., Series 144A, 9.00%, 4/1/2022	745,500
525,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, Series 144A, 7.75%, 2/1/2015	511,875
325,000		Mastec, Inc., 4.875%, 3/15/2023	321,750
525,000	[1,2]	Maxim Finance Corp., Sr. Secd. Note, Series 144A, 12.25%, 4/15/2015	552,563
225,000	[1,2]	Milacron LLC, Series 144A, 7.75%, 2/15/2021	237,375
300,000	[1,2]	Milacron LLC, Series 144A, 8.375%, 5/15/2019	325,500
750,000	[1,2]	Mirror Bidco/Dematic, Series 144A, 7.75%, 12/15/2020	811,875
80,000		Mueller Water Products, Inc., Company Guarantee, 8.75%, 9/1/2020	90,800
1,075,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	1,107,250
500,000		Rexnord, Inc., Company Guarantee, 8.50%, 5/1/2018	543,750
1,000,000		The Hillman Group, Inc., Sr. Unsecd. Note, 10.875%, 6/1/2018	1,110,000
425,000	[1,2]	Unifrax Investment Corp., Series 144A, 7.50%, 2/15/2019	444,125
		TOTAL	11,813,175
		Lodging—0.2%
300,000		Choice Hotels International, Inc., 5.75%, 7/1/2022	334,500
375,000		Royal Caribbean Cruises Ltd., Sr. Note, 5.25%, 11/15/2022	391,875
		TOTAL	726,375
		Media - Cable—1.9%
600,000	[1,2]	Cequel Communications Holdings, Series 144A, 5.125%, 12/15/2021	591,750
350,000	[1,2]	Cequel Communications Holdings, Series 144A, 6.375%, 9/15/2020	367,500
400,000		Charter Communications Holdings II, 5.125%, 2/15/2023	394,000
175,000		Charter Communications Holdings II, 5.75%, 1/15/2024	177,188
175,000		Charter Communications Holdings II, 7.375%, 6/1/2020	196,219
1,600,000	[1,2]	Charter Communications Holdings II, Series 144A, 5.75%, 9/1/2023	1,622,000
1,100,000		Charter Communications Holdings II, Sr. Note, 7.00%, 1/15/2019	1,181,125
175,000		DISH DBS Corporation, Series WI, 4.625%, 7/15/2017	175,875
1,800,000		DISH DBS Corporation, Series WI, 5.875%, 7/15/2022	1,813,500
225,000	[1,2]	LYNX II Corporation, Series 144A, 6.375%, 4/15/2023	235,687
600,000		Virgin Media, Inc., Sr. Unsecd. Note, 4.875%, 2/15/2022	608,250
		TOTAL	7,363,094
		Media - Non-Cable—6.0%
575,000		AMC Networks, Inc., Series WI, 7.75%, 7/15/2021	654,063
375,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.75%, 12/15/2022	375,938
1,650,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	1,645,875
450,000	[1,2]	Clear Channel Communications, Inc., Series 144A, 11.25%, 3/1/2021	489,375
800,000	[1,2]	Clear Channel Worldwide, 6.50%, 11/15/2022	848,000
150,000		Clear Channel Worldwide, 7.625%, 3/15/2020	159,375
300,000	[1,2]	Clear Channel Worldwide, Series 144A, 6.50%, 11/15/2022	316,500

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		Corporate Bonds—continued
		Media - Non-Cable—continued
$1,350,000		Clear Channel Worldwide, Series B, 7.625%, 3/15/2020	$1,441,125
1,150,000		Crown Media Holdings, Inc., Company Guarantee, 10.50%, 7/15/2019	1,316,750
975,000		Cumulus Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 5/1/2019	1,004,250
975,000		Entercom Radio LLC, Sr. Sub. Note, Series WI, 10.50%, 12/1/2019	1,143,187
527,000		Entravision Communications Corp., Sr. Secd. Note, 8.75%, 8/1/2017	566,525
900,000	[1,2]	Intelsat (Luxembourg) S.A., Sr. Unsecd. Note, Series 144A, 7.75%, 6/1/2021	949,500
1,075,000	[1,2]	Intelsat (Luxembourg) S.A., Sr. Unsecd. Note, Series 144A, 8.125%, 6/1/2023	1,154,281
650,000		Intelsat Jackson Holdings S.A., Company Guarantee, 8.50%, 11/1/2019	715,000
700,000	[1,2]	Intelsat Jackson Holdings S.A., Gtd. Sr. Note, Series 144A, 5.50%, 8/1/2023	687,750
700,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series WI, 7.25%, 4/1/2019	757,750
750,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series WI, 7.50%, 4/1/2021	827,812
825,000		Lamar Media Corp., Series WI, 5.00%, 5/1/2023	839,437
200,000		Lamar Media Corp., Series WI, 5.875%, 2/1/2022	217,000
325,000		Nielsen Finance LLC/Nielsen Finance Co., Company Guarantee, 7.75%, 10/15/2018	359,125
575,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 4.50%, 10/1/2020	579,313
1,450,000		SSI Investments II Ltd., Company Guarantee, 11.125%, 6/1/2018	1,609,500
350,000	[1,2]	Sirius XM Radio, Inc., 4.25%, 5/15/2020	343,875
575,000	[1,2]	Sirius XM Radio, Inc., 4.625%, 5/15/2023	553,438
725,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 5.25%, 8/15/2022	748,563
1,400,000	[1,2]	Southern Graphics Systems, Inc., Series 144A, 8.375%, 10/15/2020	1,512,000
1,025,000	[1,2]	Townsquare Radio LLC, Series 144A, 9.00%, 4/1/2019	1,124,937
750,000	[1,2]	XM Satellite Radio, Inc., Sr. Unsecd. Note, Series 144A, 7.625%, 11/1/2018	828,750
		TOTAL	23,768,994
		Metals & Mining—0.3%
600,000	[4,5,6]	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	60
500,000	[4,5,6]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	0
925,000	[1,2]	Century Aluminum Co., Sr. Secd. Note, 7.50%, 6/1/2021	916,906
125,000	[1,2]	Steel Dynamics, Inc., Sr. Note, Series 144A, 5.25%, 4/15/2023	130,313
		TOTAL	1,047,279
		Packaging—3.9%
1,750,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, Series 144A, 9.125%, 10/15/2020	1,933,750
850,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 7.00%, 11/15/2020	873,375
1,075,000		Ball Corp., 4.00%, 11/15/2023	1,032,000
200,000		Berry Plastics Corp., Sr. Secd. Note, 9.50%, 5/15/2018	220,000
250,000		Bway Holding Co., Company Guarantee, Series WI, 10.00%, 6/15/2018	278,125
1,000,000	[1,2]	Bway Holding Co., Series 144A, 9.50%, 11/1/2017	1,047,500
100,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	118,500
900,000	[1,2]	Packaging Dynamics Corp., Sr. Secd. Note, Series 144A, 8.75%, 2/1/2016	942,750
725,000		Reynolds Group, Series WI, 7.875%, 8/15/2019	797,500
1,200,000		Reynolds Group, Series WI, 8.25%, 2/15/2021	1,228,500
475,000		Reynolds Group, Series WI, 8.50%, 5/15/2018	501,125
1,450,000		Reynolds Group, Series WI, 9.00%, 4/15/2019	1,529,750
2,200,000		Reynolds Group, Series WI, 9.875%, 8/15/2019	2,406,250
200,000		Reynolds Group, Sr. Secd. Note, Series WI, 7.125%, 4/15/2019	214,000
200,000		Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	191,000
725,000		Reynolds GRP ISS/Reynold, Series WI, 5.75%, 10/15/2020	737,687

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		Corporate Bonds—continued
		Packaging—continued
$1,175,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 8.375%, 9/15/2021	$1,363,000
		TOTAL	15,414,812
		Paper—0.2%
600,000	[1,2]	Longview Fibre Co., Sr. Secd. Note, Series 144A, 8.00%, 6/1/2016	626,250
		Restaurants—1.1%
1,675,000		DineEquity, Inc., Company Guarantee, Series WI, 9.50%, 10/30/2018	1,892,750
1,125,000		NPC International/OPER Co., A&B, Inc., Series WI, 10.50%, 1/15/2020	1,317,656
1,000,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Series 144A, 5.875%, 5/15/2021	995,625
		TOTAL	4,206,031
		Retailers—3.7%
900,000	[1,2]	Academy Finance Corp., Series 144A, 8.00%, 6/15/2018	931,500
850,000	[1,2]	Academy Finance Corp., Series 144A, 9.25%, 8/1/2019	956,250
175,000	[1,2]	CST Brands, Inc., 5.00%, 5/1/2023	177,625
275,000	[1,2]	Claire's Stores, Inc., Series 144A, 6.125%, 3/15/2020	288,063
500,000		Gymboree Corp., Sr. Unsecd. Note, 9.125%, 12/1/2018	486,875
1,125,000	[1,2]	Jo-Ann Stores, Inc., Series 144A, 9.75%, 10/15/2019	1,202,344
1,650,000	[1,2]	Jo-Ann Stores, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 3/15/2019	1,744,875
575,000		Limited Brands, Inc., Sr. Unsecd. Note, 5.625%, 2/15/2022	617,406
1,300,000		Michaels Stores, Inc., Company Guarantee, 7.75%, 11/1/2018	1,417,000
1,225,000	[1,2]	PETCO Animal Supplies, Inc., Series 144A, 8.50%, 10/15/2017	1,260,219
1,325,000	[1,2]	PETCO Animal Supplies, Inc., Sr. Note, Series 144A, 9.25%, 12/1/2018	1,450,875
700,000	[1,2]	Party City Holdings, Inc., Sr. Note, Series 144A, 8.875%, 8/1/2020	789,250
325,000		Sally Beauty Holdings, Inc., 5.75%, 6/1/2022	343,687
550,000		Sally Hldgs. LLC/Sally Cap, Inc., Series WI, 6.875%, 11/15/2019	612,562
1,375,000		The Yankee Candle Co., Inc., Sr. Sub. Note, Series B, 9.75%, 2/15/2017	1,424,857
300,000	[1,2]	United Auto Group, Inc., Series 144A, 5.75%, 10/1/2022	317,625
675,000		YCC Holdings LLC, Sr. Unsecd. Note, 10.25%, 2/15/2016	695,257
		TOTAL	14,716,270
		Services—0.6%
925,000	[1,2]	Garda World Security Corp., Sr. Unsecd. Note, Series 144A, 9.75%, 3/15/2017	1,001,313
750,000		Monitronics International, Inc., Series WI, 9.125%, 4/1/2020	813,750
550,000	[1,2]	Reliance Intermediate Holdings LP, Sr. Unsecd. Note, Series 144A, 9.50%, 12/15/2019	610,500
		TOTAL	2,425,563
		Technology—11.4%
325,000	[1,2]	Advanced Micro Devices, Inc., Series 144A, 7.50%, 8/15/2022	318,500
400,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2020	395,000
575,000		Aspect Software, Inc., Sr. Note, Series WI, 10.625%, 5/15/2017	602,313
277,000		CDW LLC/CDW Finance, Company Guarantee, 12.535%, 10/12/2017	299,160
1,775,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, Series WI, 8.50%, 4/1/2019	1,972,469
675,000	[1,2]	CommScope, Inc., Sr. Note, 6.625%, 6/1/2020	669,938
1,575,000	[1,2]	CommScope, Inc., Sr. Note, Series 144A, 8.25%, 1/15/2019	1,732,500
375,000	[1,2]	Compucom System, Inc., 7.00%, 5/1/2021	373,125
950,000		CoreLogic, Inc., Sr. Unsecd. Note, Series WI, 7.25%, 6/1/2021	1,045,000
2,000,000	[1,2]	DataTel, Inc., Series 144A, 9.75%, 1/15/2019	2,240,000
1,350,000		Emdeon, Inc., 11.00%, 12/31/2019	1,555,875
1,550,000		Epicor Software Corp., 8.625%, 5/1/2019	1,693,375
450,000	[1,2]	First Data Corp., Series 144A, 11.25%, 1/15/2021	462,375

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		Corporate Bonds—continued
		Technology—continued
$350,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.25%, 1/15/2021	$372,750
3,650,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.75%, 1/15/2022	3,932,875
350,000	[1,2]	Flextronics International Ltd., Series 144A, 4.625%, 2/15/2020	354,375
350,000	[1,2]	Flextronics International Ltd., Series 144A, 5.00%, 2/15/2023	353,500
1,125,000	[1,2]	Freescale Semiconductor, Inc., Sr. Secd. Note, Series 144A, 9.25%, 4/15/2018	1,229,062
550,000	[1,2]	IAC Interactive Corp., Series 144A, 4.75%, 12/15/2022	543,125
775,000		IGATE Capital Corp., Sr. Unsecd. Note, Series WI, 9.00%, 5/1/2016	837,000
1,275,000	[1,2]	Igloo Holdings Corp., Sr. Note, Series 144A, 8.25%, 12/15/2017	1,316,437
925,000		Interactive Data Corp., Company Guarantee, 10.25%, 8/1/2018	1,042,937
700,000		Iron Mountain, Inc., 5.75%, 8/15/2024	712,250
200,000		Iron Mountain, Inc., Sr. Sub. Note, 7.75%, 10/1/2019	224,250
1,075,000		Kemet Corp., Sr. Note, 10.50%, 5/1/2018	1,115,312
2,100,000		Lawson Software, Inc., Series WI, 11.50%, 7/15/2018	2,472,750
850,000		Lawson Software, Inc., Series WI, 9.375%, 4/1/2019	962,625
1,250,000		Lender Processing Services, 5.75%, 4/15/2023	1,387,500
675,000		MagnaChip Semiconductor S.A., Sr. Note, Series WI, 10.50%, 4/15/2018	750,938
725,000	[1,2]	Mmodal, Inc., Series 144A, 10.75%, 8/15/2020	627,125
450,000		NCR Corp., 4.625%, 2/15/2021	447,750
450,000		NCR Corp., 5.00%, 7/15/2022	455,625
475,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 3.75%, 6/1/2018	470,250
250,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 5.75%, 2/15/2021	263,750
200,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 5.75%, 3/15/2023	208,500
950,000	[1,2]	Nuance Communications, Inc., 5.375%, 8/15/2020	966,625
900,000	[1,2]	Seagate Technology HDD Holdings, Series 144A, 4.75%, 6/1/2023	877,500
275,000		Seagate Technology HDD Holdings, Sr. Unsecd. Note, 6.875%, 5/1/2020	295,625
1,100,000		Seagate Technology HDD Holdings, Sr. Unsecd. Note, Series WI, 7.00%, 11/1/2021	1,215,500
1,075,000	[1,2]	Solera Holdings, Inc., Company Guarantee, Series 144A, 6.75%, 6/15/2018	1,148,906
1,025,000		Spansion, Inc., Sr. Unsecd. Note, Series WI, 7.875%, 11/15/2017	1,076,250
425,000		SunGard Data Systems, Inc., Company Guarantee, 7.375%, 11/15/2018	454,750
575,000	[1,2]	SunGard Data Systems, Inc., Series 144A, 6.625%, 11/1/2019	608,063
100,000		SunGard Data Systems, Inc., Sr. Unsecd. Note, 7.625%, 11/15/2020	110,500
1,600,000		Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	1,756,000
800,000	[1,2]	TransUnion Holding Co., Inc., Series 144A, 8.125%, 6/15/2018	854,000
975,000		TransUnion Holding Co., Inc., Sr. Unsecd. Note, Series WI, 9.625%, 6/15/2018	1,055,437
325,000	[1,2]	Verisign, Inc., Sr. Note, 4.625%, 5/1/2023	328,250
800,000	[1,2]	Viasystems, Inc., Sr. Secd. Note, Series 144A, 7.875%, 5/1/2019	860,000
		TOTAL	45,047,722
		Textile—0.1%
200,000		Phillips Van Heusen Corp., Sr. Note, 4.50%, 12/15/2022	200,500
		Transportation—0.3%
525,000		HDTFS, Inc., Series WI, 6.25%, 10/15/2022	572,906
275,000		Hertz Corp., Company Guarantee, 6.75%, 4/15/2019	300,094
450,000		Hertz Corp., Series WI, 5.875%, 10/15/2020	477,000
		TOTAL	1,350,000
		Utility - Electric—1.2%
540,000	[1,2]	Calpine Corp., Sr. Secd. Note, Series 144A, 7.50%, 2/15/2021	588,600
225,000	[1,2]	Dynegy, Inc., Series 144A, 5.875%, 6/1/2023	222,188

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		Corporate Bonds—continued
		Utility - Electric—continued
$550,000	[1,2]	Energy Future Intermediate Holding Company LLC, Series 144A, 6.875%, 8/15/2017	$585,750
650,000	[1,2]	Energy Future Intermediate Holding Company LLC, Sr. Secd. 2nd Priority Note, Series 144A, 11.75%, 3/1/2022	743,437
325,000		Energy Future Intermediate Holding Company LLC, Sr. Secd. Note, 10.00%, 12/1/2020	371,719
142,885	[1]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	111,272
375,000		NRG Energy, Inc., Company Guarantee, 8.25%, 9/1/2020	422,344
775,000		NRG Energy, Inc., Sr. Unsecd. Note, 7.875%, 5/15/2021	868,000
100,000	[1,2]	NRG Energy, Inc., Sr. Unsecd. Note, Series 144A, 6.625%, 3/15/2023	106,250
575,000		NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 7.625%, 5/15/2019	613,812
		TOTAL	4,633,372
		Utility - Natural Gas—2.8%
900,000		Access Midstream Partners LP, Sr. Note, 4.875%, 5/15/2023	893,250
550,000		Chesapeake Midstream Partners LP, Sr. Unsecd. Note, Series WI, 6.125%, 7/15/2022	591,250
750,000		Copano Energy LLC, Company Guarantee, 7.125%, 4/1/2021	868,125
675,000		El Paso Corp., Sr. Unsecd. Note, 6.50%, 9/15/2020	766,182
175,000		El Paso Corp., Sr. Unsecd. Note, 7.25%, 6/1/2018	204,216
1,650,000		Energy Transfer Equity LP, Sr. Unsecd. Note, 7.50%, 10/15/2020	1,901,625
375,000		Holly Energy Partners LP, Sr. Unsecd. Note, 8.25%, 3/15/2018	405,937
425,000	[1,2]	Inergy Midstream LP, Sr. Unsecd. Note, Series 144A, 6.00%, 12/15/2020	446,250
200,000		MarkWest Energy Partners LP, Company Guarantee, 6.75%, 11/1/2020	219,000
225,000		MarkWest Energy Partners LP, Sr. Unsecd. Note, 4.50%, 7/15/2023	219,938
341,000		MarkWest Energy Partners LP, Sr. Unsecd. Note, 6.25%, 6/15/2022	369,985
175,000		Regency Energy Partners LP, 5.50%, 4/15/2023	184,625
275,000		Regency Energy Partners LP, Company Guarantee, 6.50%, 7/15/2021	299,062
162,000		Regency Energy Partners LP, Company Guarantee, 9.375%, 6/1/2016	169,595
350,000	[1,2]	Regency Energy Partners LP, Sr. Note, 4.50%, 11/1/2023	347,375
250,000		Regency Energy Partners LP, Sr. Note, 6.875%, 12/1/2018	269,375
950,000	[1,2]	Sabine Pass LNG LP, Series 144A, 5.625%, 2/1/2021	955,937
275,000	[1,2]	Sabine Pass LNG LP, Series 144A, 5.625%, 4/15/2023	275,688
575,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	582,906
696,000		Suburban Propane Partners LP, Series WI, 7.375%, 8/1/2021	753,420
250,000	[1,2]	Tesoro Logistics LP, Sr. Unsecd. Note, Series 144A, 5.875%, 10/1/2020	261,875
		TOTAL	10,985,616
		Wireless Communications—3.3%
675,000	[1,2]	Digicel Ltd., Series 144A, 6.00%, 4/15/2021	673,313
550,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 10.50%, 4/15/2018	599,995
800,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	836,000
1,500,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 9/30/2020	1,605,000
950,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	1,020,062
350,000		MetroPCS Wireless, Inc., Sr. Note, 7.875%, 9/1/2018	383,250
925,000	[1,2]	MetroPCS Wireless, Inc., Sr. Note, Series 144A, 6.625%, 4/1/2023	981,656
2,625,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	2,638,125
1,550,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	1,685,625
675,000	[1,2]	Sprint Capital Corp., Gtd. Note, Series 144A, 9.00%, 11/15/2018	820,125
300,000	[1,2]	Sprint Nextel Corp., Series 144A, 7.00%, 3/1/2020	338,250
1,400,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.00%, 11/15/2022	1,449,000
		TOTAL	13,030,401

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		Corporate Bonds—continued
		Wireline Communications—0.6%
$375,000		Level 3 Financing, Inc., 7.00%, 6/1/2020	$396,094
325,000		Level 3 Financing, Inc., 8.875%, 6/1/2019	353,844
150,000		Level 3 Financing, Inc., Series WI, 8.625%, 7/15/2020	165,563
1,175,000		Level 3 Financing, Inc., Sr. Unsecd. Note, Series WI, 8.125%, 7/1/2019	1,277,812
200,000		TW Telecom, Inc., Series WI, 5.375%, 10/1/2022	208,000
		TOTAL	2,401,313
		TOTAL CORPORATE BONDS (IDENTIFIED COST $306,963,676)	321,154,920
		COMMON STOCKS—12.8%
		Automotive—0.4%
1,774	[4]	Motors Liquidation Co.	55,881
144,722	[4]	Stoneridge, Inc.	1,622,334
		TOTAL	1,678,215
		Building Materials—0.4%
22,500	[4]	Nortek, Inc.	1,589,625
		Chemicals—0.4%
211,460	[4]	Omnova Solutions, Inc.	1,566,919
		Consumer Products—0.6%
36,097	[4]	Prestige Brands Holdings, Inc.	1,060,891
21,140		Spectrum Brands Holdings, Inc.	1,274,530
		TOTAL	2,335,421
		Energy—1.2%
110,610	[4]	Basic Energy Services, Inc.	1,476,644
60,559	[4]	Carrizo Oil & Gas, Inc.	1,553,944
80,299	[4]	Comstock Resources, Inc.	1,295,223
124,271	[4]	Forbes Energy Services Ltd.	418,793
		TOTAL	4,744,604
		Food & Beverage—0.8%
132,341	[4]	Dean Foods Co.	1,388,265
65,728	[4]	Pinnacle Foods, Inc.	1,614,280
		TOTAL	3,002,545
		Gaming—0.4%
10,908		Wynn Resorts Ltd.	1,482,288
		Health Care—0.4%
686,228	[4]	Radnet, Inc.	1,784,193
		Industrial - Other—1.0%
23,361		Belden, Inc.	1,248,645
37,418	[4]	General Cable Corp.	1,323,101
55,391	[4]	International Wire Group Holdings, Inc.	1,218,602
		TOTAL	3,790,348
		Media - Non-Cable—1.6%
693,910	[4]	Crown Media Holdings, Inc., Class A	1,422,515
320,928	[4]	Cumulus Media, Inc., Class A	1,190,643
136,674	[4]	Entercom Communication Corp.	1,268,335
197,371	[4]	Entravision Communications Corp.	913,828
1,175,000	[4]	Idearc, Inc., Company Guarantee, (Litigation Trust Interests)	1,469

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Media - Non-Cable—continued
$120,646		Interpublic Group of Cos., Inc.	$1,715,586
		TOTAL	6,512,376
		Metals & Mining—0.2%
97,054	[4]	Century Aluminum Co.	961,805
1,842	[4,6]	Royal Oak Ventures, Inc.	0
		TOTAL	961,805
		Other—0.0%
469	[1,4,6]	CVC Claims Litigation LLC	0
		Packaging—0.9%
83,302	[4]	Berry Plastics Group, Inc.	1,750,175
33,973		Greif, Inc., Class A	1,769,993
		TOTAL	3,520,168
		Paper—1.3%
34,641	[4]	Clearwater Paper Corp.	1,656,879
210,651	[4]	Graphic Packaging Holding Co.	1,619,906
18,294		Rock-Tenn Co.	1,807,082
		TOTAL	5,083,867
		Retailers—0.4%
75,778	[4]	Express, Inc.	1,651,960
		Technology—2.4%
2,904		Apple, Inc.	1,305,871
35,862		IAC Interactive Corp.	1,738,590
95,361	[4]	IGATE Capital Corp.	1,383,688
179,521	[4]	Kemet Corp.	824,001
74,298	[4]	Magnachip Semiconductor Corp.	1,374,513
124,989	[4]	Spansion, Inc.	1,712,349
76,285	[4]	Viasystems Group, Inc.	962,717
		TOTAL	9,301,729
		Textile—0.4%
113,013		The Jones Group, Inc.	1,646,599
		TOTAL COMMON STOCKS (IDENTIFIED COST $48,743,702)	50,652,662
		Preferred Stock—0.1%
		Finance - Commercial—0.1%
562	[1,2]	Ally Financial, Inc., Pfd., Series 144A (IDENTIFIED COST $170,345)	551,006
		WARRANTS—0.1%
		Automotive—0.1%
6,425	[4]	General Motors Co., Warrants, Expiration Date 7/10/2016	157,348
6,425	[4]	General Motors Co., Warrants, Expiration Date 7/10/2019	107,940
		TOTAL WARRANTS (IDENTIFIED COST $760,353)	265,288
		EXCHANGE-TRADED FUNDS—0.6%
		Financial Services—0.6%
21,203		iShares MSCI EAFE Index Fund	1,273,876
16,900		iShares Russell 1000 Growth Fund	1,255,501
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $2,317,293)	2,529,377

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		MUTUAL FUNDS—4.1%[8]
1,188,381		Federated Bank Loan Core Fund	$12,192,791
25,541		Federated Max-Cap Index Fund, Institutional Shares	391,806
3,691,681	[9]	Federated Prime Value Obligations Fund, Institutional Shares, 0.09%	3,691,681
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $16,129,481)	16,276,278
		TOTAL INVESTMENTS—99.1% (IDENTIFIED COST $375,084,850)[10]	391,429,531
		OTHER ASSETS AND LIABILITIES - NET—0.9%[11]	3,380,261
		TOTAL NET ASSETS—100%	$394,809,792
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2013, these restricted securities amounted to $130,215,521, which represented 33.0% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At May 31, 2013, these liquid restricted securities amounted to $129,806,124, which represented 32.9% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at May 31, 2013, is as follows:
Security	Acquisition Date	Cost	Market Value
Altegrity, Inc., Company Guarantee, Series 144A, 11.75%, 5/1/2016	10/19/2007 - 2/8/2011	$361,419	$298,125
CVC Claims Litigation LLC	3/26/1997 - 8/19/1997	$4,646,903	$0
FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	2/16/2005	$142,885	$111,272
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	3/23/2006	$641,893	$0
3	On June 10, 2013, the issuer of this security filed for bankruptcy.
4	Non-income producing security.
5	Issuer in default.
6	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
7	Principal amount and interest were not paid upon final maturity.
8	Affiliated holdings.
9	7-day net yield.
10	At May 31, 2013, the cost of investments for federal tax purposes was $375,593,654. The net unrealized appreciation of investments for federal tax purposes was $15,835,877. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $26,325,132 and net unrealized depreciation from investments for those securities having an excess of cost over value of $10,489,255.
11	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds[1]	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$321,154,860	$60	$321,154,920
Equity Securities:
Common Stock
Domestic	50,651,193[2]	—	1,469	50,652,662
International	—	—	0	0
Preferred Stock
Domestic	—	551,006	—	551,006
Warrants	265,288	—	—	265,288
Exchange-Traded Funds	2,529,377	—	—	2,529,377
Mutual Funds	16,276,278	—	—	16,276,278
TOTAL SECURITIES	$69,722,136	$321,705,866	$1,529	$391,429,531
1	Federated Bank Loan Core Fund is an affiliated holding offered only to registered investment companies and other accredited investors
2	Includes $919,490 of a domestic common stock security transferred from Level 3 to Level 1 because observable market data was obtained for securities. This transfer represents the value of the security at the beginning of the period.
The following acronym is used throughout this portfolio:
PIK	—Payment in Kind

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated High Yield Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date July 19, 2013

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 19, 2013